INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2021
Investment property [abstract]
Schedule of roll forward of investment property balances
The following table presents a roll forward of the partnership’s investment property balances, all of which are considered Level 3 within the fair value hierarchy, for the six months ended June 30, 2021 and the year ended December 31, 2020:

	Six months ended Jun. 30, 2021			Year ended Dec. 31, 2020
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of period	$70,294	$2,316	$72,610	$71,565	$3,946	$75,511
Changes resulting from:
Property acquisitions	337	12	349	647	108	755
Capital expenditures	410	369	779	1,140	857	1,997
Property dispositions(1)	(295)	(344)	(639)	(2,339)	(21)	(2,360)
Fair value gains (losses), net	883	129	1,012	(1,607)	219	(1,388)
Foreign currency translation	(7)	(3)	(10)	322	(44)	278
Transfer between commercial properties and commercial developments	120	(120)	—	2,709	(2,709)	—
Reclassifications to assets held for sale and other changes	(914)	—	(914)	(2,143)	(40)	(2,183)
Balance, end of period(2)	$70,828	$2,359	$73,187	$70,294	$2,316	$72,610
(1)Property dispositions represent the fair value on date of sale.
(2)Includes right-of-use commercial properties and commercial developments of $730 million and $22 million, respectively, as of June 30, 2021 (December 31, 2020 - $729 million and $10 million). Current lease liabilities of $36 million (December 31, 2020 - $35 million) have been included in accounts payable and other liabilities and non-current lease liabilities of $722 million (December 31, 2020 - $712 million) have been included in other non-current liabilities.

Schedule of key valuation metrics for investment properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Jun. 30, 2021			Dec. 31, 2020
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (years)	Discount rate	Terminal capitalization rate	Investment horizon (years)
Core Office
United States	Discounted cash flow	6.9%	5.6%	12	6.9%	5.6%	12
Canada	Discounted cash flow	5.9%	5.2%	10	5.9%	5.2%	10
Australia	Discounted cash flow	6.6%	5.7%	10	6.6%	5.7%	10
Europe	Discounted cash flow	4.6%	3.8%	10	5.2%	3.8%	10
Brazil	Discounted cash flow	7.6%	7.0%	10	7.6%	7.0%	10
Core Retail	Discounted cash flow	7.0%	5.3%	10	7.0%	5.3%	10
LP Investments- Office	Discounted cash flow	9.6%	7.1%	7	9.7%	7.2%	7
LP Investments- Retail	Discounted cash flow	8.6%	7.0%	10	8.7%	7.0%	10
Mixed-use	Discounted cash flow	7.2%	5.1%	10	7.3%	5.2%	10
Multifamily(1)	Direct capitalization	4.7%	n/a	n/a	4.9%	n/a	n/a
Triple Net Lease(1)	Direct capitalization	6.2%	n/a	n/a	6.2%	n/a	n/a
Student Housing(1)	Direct capitalization	4.9%	n/a	n/a	4.9%	n/a	n/a
Manufactured Housing(1)	Direct capitalization	4.6%	n/a	n/a	4.8%	n/a	n/a
(1) The valuation method used to value multifamily, triple net lease, student housing, and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

Schedule of investment properties measured at fair value
The following table presents the partnership’s investment properties measured at fair value in the condensed consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i), Summary of Significant Accounting Policies: Fair value measurement, in the consolidated financial statements as of December 31, 2020:

	Jun. 30, 2021				Dec. 31, 2020
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$14,821	$505	$—	$—	$14,682	$411
Canada	—	—	4,842	65	—	—	4,721	381
Australia	—	—	2,341	459	—	—	2,366	365
Europe	—	—	2,600	273	—	—	2,526	173
Brazil	—	—	380	—	—	—	309	—
Core Retail	—	—	20,037	—	—	—	20,324	—
LP Investments
LP Investments- Office	—	—	8,352	743	—	—	7,946	781
LP Investments- Retail	—	—	2,238	—	—	—	2,538	—
Hospitality	—	—	89	—	—	—	84	—
Mixed-Use	—	—	3,042	—	—	—	3,096	—
Multifamily	—	—	2,018	—	—	—	2,442
Triple Net Lease	—	—	3,704	—	—	—	3,719
Student Housing	—	—	2,911	314	—	—	2,757	205
Manufactured Housing	—	—	3,453	—	—	—	2,784	—
Total	$—	$—	$70,828	$2,359	$—	$—	$70,294	$2,316
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2021 and December 31, 2020:

	Jun. 30, 2021		Dec. 31, 2020
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$1,682	$863	$1,371	$922
Acquisitions	389	—	324	—
Dispositions	(43)	—	(10)	—
Fair value gains, net and OCI	166	7	(3)	(59)
Other(1)	(453)	—	—	—
Balance, end of period	$1,741	$870	$1,682	$863
(1) Includes the impact of consolidation of Hospitality Investors Trust in the current period. Refer to Note 5, Property, Plant and Equipment for further information.

Schedule of fair value measurement of assets sensitivity
The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for the six months ended June 30, 2021, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Jun. 30, 2021
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	752
Canada	253
Australia	161
Europe	158
Brazil	2
Core Retail	1,067
LP Investments
LP Investments- Office	399
LP Investments- Retail	126
Mixed-use	139
Multifamily	97
Triple Net Lease	141
Student Housing	129
Manufactured Housing	176
Total	$3,600